Stockholders' Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Dec. 01, 2021	Sep. 09, 2021	Dec. 17, 2020	Mar. 31, 2022	Dec. 31, 2021	Apr. 27, 2022	Mar. 10, 2022	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized				125,000,000	125,000,000			125,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized				10,000,000	10,000,000			10,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares issued				0	0			0
Preferred stock, shares outstanding				0	0			0
Shares issued in exchange for cancellation of issued and outstanding series D convertible preferred stock		4,901,564			4,901,564
Common stock voting rights					one
Dividends, Common Stock					$ 0
Exercise Price Per Share		$ 11.5	$ 11.5		$ 5.25
Warrant Outstanding				3,024,194	2,300,000	590,000
Preferred Stock, Dividend Rate, Percentage					8.00%
Private Placement Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants, description				five-year warrant to purchase one share of common stock at an exercise price of $5.25 per share.	five-year warrant to purchase one share of common stock at an exercise price of $5.25 per share.
Exercise Price Per Share				$ 5.25
Warrant Outstanding				3,445,000	3,445,000
IPO Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrant Outstanding				5,750,000	5,750,000
Pre Funded Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrant Outstanding					724,194		724,194
Sale of Stock, Price Per Share					$ 4.96		$ 0.00001
IPO [Member] | Blue Water Sponsor LLC [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period Shares, New Issues			5,750,000
Shares Issued, Price Per Share			$ 10
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period Shares, New Issues	3,024,194				3,024,194
Exercise Price Per Share	$ 5.25				$ 5.25
Sale of Stock, Price Per Share	$ 4.96	10	$ 10		$ 4.96
Proceeds from Issuance of Private Placement	$ 13,800		$ 3,400		$ 13,800
Private Placement [Member] | Blue Water Sponsor LLC [Member] | Private Placement Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants Issued			3,445,000
Exercise Price Per Share			$ 1
Amended And Restated Certificate Of Incorporation [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized				125,000,000	125,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common stock, shares issued				24,750,011	21,725,817
Common stock, shares outstanding				24,750,011	21,725,817
Preferred stock, shares authorized				10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preferred stock, shares issued					0
Preferred stock, shares outstanding					0
Series D Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Exercise Price Per Share					$ 4.5
Series D Preferred Stock [Member] | Exercise Of Warrants Event [Member]
Stockholders' Equity (Details) [Line Items]
Exercise Price Per Share		$ 29.74			$ 29.74
Stock Issued During Period Shares Issued for Exercise of Warrants		9,246			9,246